Transactions with related parties	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Transactions with related parties
Transactions with related parties

14.Transactions with related parties

All related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. All amounts either due from or due to related parties other than specifically disclosed are non-interest bearing, unsecured and have no fixed terms of repayments. The Company incurred the following transactions with related parties during the periods ended January 31, 2024 and January 31, 2023:

Compensation to key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Directors.

Key Management Personnel	January 31, 2024	January 31, 2023
Short term benefits	451,138	417,958
Total	451,138	417,958

Short term benefits consist of consulting fees, payroll and other benefits paid to key management personnel.

9.Transactions with related parties

All related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. All amounts either due from or due to related parties other than specifically disclosed are non-interest bearing, unsecured and have no fixed terms of repayments. The Company incurred the following transactions with related parties during the years ended March 31, 2023 and March 31, 2022:

Compensation to key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Directors.

	March 31,	March 31,
Key Management Personnel	2023	2022
Short term benefits	785,487	764,965
Share based compensation	231,231	370,037
Total	1,016,718	1,135,002

Short term benefits consist of consulting fees, payroll and other benefits paid to key management personnel. Share based compensation is options granted to key management personnel. Accounts payable included balances for related parties of $100,355 ($22,005 – March 31, 2022 & $28,125 – March 31, 2021).